OTHER LONG-LIVED ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER LONG-LIVED ASSETS
Prepayments for mining machines			¥ 39,841
Other	¥ 1,226	$ 175	1,217
Total	¥ 1,226	$ 175	¥ 41,058